ACQUISITIONS: Fair Values of Assets Acquired and Liabilities Assumed (Tables)	Dec. 31, 2021
Year Ended December 31
Fair Values of Assets Acquired and Liabilities Assumed
Cash	$(5,466)
Current assets	315,604
Current liabilities	0
Net assets acquired	$310,137